Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair value of derivative liabilities and marketable securities
The following table provides the Company's derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2012 (dollars in thousands):

	Total Carrying Value at December 31, 2012	Quoted prices in active markets (Level 1)	Significant Other Observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Derivative assets	$495	$—	$495	$—
Derivative liabilities	(1,833)	—	(1,833)	—
	$(1,338)	$—	$(1,338)	$—